INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	Franchise intangible	Software	Customer relationships	Assets under construction	Total intangibles	Goodwill
Cost:	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2015	3,114	152	17	16	3,299	81
Additions	—	37	3	—	40	—
Acquired - Merger (Note 2)	5,170	83	173	3	5,429	2,342
Acquired - Vifilfell, hf. (Note 2)	2	—	—	—	2	1
Disposals	—	(4)	—	—	(4)	—
Transfers and reclassifications	—	16	—	(16)	—	—
Currency translation adjustments	(283)	(7)	—	—	(290)	3
As at 31 December 2016	8,003	277	193	3	8,476	2,427
Additions	—	26	—	10	36	—
Disposals	—	(5)	—	—	(5)	—
Currency translation adjustments	(73)	(14)	(1)	—	(88)	(5)
Acquisition accounting adjustments(A)	179	(17)	(30)	(3)	129	98
As at 31 December 2017	8,109	267	162	10	8,548	2,520
Accumulated amortisation:
As at 31 December 2015	—	(92)	(5)	—	(97)	—
Amortisation expense	—	(33)	(6)	—	(39)	—
Disposals	—	4	—	—	4	—
Transfers and reclassifications	—	1	—	—	1	—
Currency translation adjustments	—	(1)	—	—	(1)	—
As at 31 December 2016	—	(121)	(11)	—	(132)	—
Amortisation expense	—	(38)	(9)	—	(47)	—
Disposals	—	5	—	—	5	—
Currency translation adjustments	—	9	1	—	10	—
As at 31 December 2017	—	(145)	(19)	—	(164)	—
Net book value:
As at 31 December 2015	3,114	60	12	16	3,202	81
As at 31 December 2016	8,003	156	182	3	8,344	2,427
As at 31 December 2017	8,109	122	143	10	8,384	2,520

(A)	In connection with the finalisation of acquisition accounting and as described in Note 2, fair value acquisition accounting adjustments have been recognised in the current period.

Disclosure of information for cash-generating units

Pre-tax discount rate	31 December
	2017	2016
Cash-generating unit	%	%
Iberia	11	11
Great Britain	10	11
Germany	10	11
Benelux	10	10

	31 December 2017		31 December 2016
	Franchise intangible	Goodwill	Franchise intangible	Goodwill
Cash-generating unit	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,270	1,171
Great Britain	1,647	200	1,705	200
Germany	1,060	748	900	753
Benelux (Belgium, Netherlands and Luxembourg)	451	91	451	91